UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31
Date of reporting period: October 31, 2006

LEGG MASON PARTNERS
LIFESTYLE SERIES, INC.

Legg Mason Partners Variable Lifestyle High Growth Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle Balanced Portfolio

FORM N-Q
October 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH GROWTH PORTFOLIO

Schedules of Investments (unaudited)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.6%
174,208	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares * †	$20,854,398
758,097	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares †	9,309,426
1,060,233	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value
	Fund, Class Y Shares †	19,921,774
924,428	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap
	Growth Fund, Class Y Shares * †	22,361,911
628,739	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares †	9,946,651
	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $59,533,079)	82,394,160
Face Amount
SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$366,000	Interest in $8,280,000 joint tri-party repurchase agreement dated 10/31/06
	with Deutsche Bank Securities Inc., 5.290% due 11/1/06; Proceeds at
	maturity - $366,054; (Fully collateralized by U.S. government agency
	obligations, 1.370% to 5.000% due 1/1/18 to 7/15/35; Market value -
	$373,320)
	(Cost — $366,000)	366,000
	TOTAL INVESTMENTS — 100.0% (Cost — $59,899,079#)	82,760,160
	Liabilities in Excess of Other Assets — 0.0%	(3,862)
	TOTAL NET ASSETS — 100.0%	$82,756,298

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments. 1

LEGG MASON PARTNERS VARIABLE LIFESTYLE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.2%
143,690	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares * †	$17,201,077
2,937,292	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares †	36,069,944
1,680,807	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value
	Fund, Class Y Shares †	31,582,370
1,247,741	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap
	Growth Fund, Class Y Shares * †	30,182,860
964,115	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares †	15,252,306
	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $106,594,371)	130,288,557
Face Amount
SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$ 1,024,000	Interest in $8,280,000 joint tri-party repurchase agreement dated 10/31/06
	with Deutsche Bank Securities Inc., 5.290% due 11/1/06; Proceeds at
	maturity - $1,024,150; (Fully collateralized by U.S. government agency
	obligations, 1.370% to 5.000% due 1/1/18 to 7/15/35; Market value -
	$1,044,480)
	(Cost — $1,024,000)	1,024,000
	TOTAL INVESTMENTS — 100.0% (Cost — $107,618,371#)	131,312,557
	Other Assets in Excess of Liabilities — 0.0%	19,676
	TOTAL NET ASSETS — 100.0%	$131,332,233

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments. 2

LEGG MASON PARTNERS VARIABLE LIFESTYLE BALANCED PORTFOLIO

Schedules of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.4%
1,885,898	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares †	$29,910,341
8,909,064	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares †	109,403,312
1,759,995	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares †	29,550,315
1,607,948	Legg Mason Partners Investment Series - Legg Mason Partners Growth and
	Income Fund, Class Y Shares †	27,560,230
1,225,599	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap
	Growth Fund, Class Y Shares * †	29,647,239
	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $203,811,312)	226,071,437
Face Amount
SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$834,000	Interest in $443,169,000 joint tri-party repurchase agreement dated 10/31/06
	with Greenwich Capital Markets Inc., 5.280% due 11/1/06; Proceeds at
	maturity - $834,122; (Fully collateralized by various U.S. government
	agency obligations, 3.314% to 6.554% due 11/1/28 to 11/1/36; Market
	value - $850,686)
	(Cost — $834,000)	834,000
	TOTAL INVESTMENTS — 99.8% (Cost — $204,645,312#)	226,905,437
	Other Assets in Excess of Liabilities — 0.2%	388,954
	TOTAL NET ASSETS — 100.0%	$227,294,391

*	Non-income producing security.
†	Effective November 20, 2006, Class Y shares were renamed Class I shares.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments. 3

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Legg Mason Partners Variable Lifestyle High Growth Portfolio (“High Growth Portfolio”), Legg Mason Partners Variable Lifestyle Growth Portfolio (“Growth Portfolio”) and Legg Mason Partners Variable Lifestyle Balanced Portfolio (“Balanced Portfolio”) (formerly known as Select High Growth Portfolio, Select Growth Portfolio and Select Balanced Portfolio) (the “Funds”) are separate investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company and consists of these Funds and five other funds. The Funds invest in other mutual funds (“Underlying Funds”) managed by Legg Mason Partners Fund Advisors, LLC and various subadvisers which are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b)  Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)  Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Growth Portfolio	$23,022,042	$(160,961)	$22,861,081
Growth Portfolio	24,476,661	(782,475)	23,694,186
Balanced Portfolio	24,243,219	(1,983,094)	22,260,125

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006